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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                -------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Advent International Corporation
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Address:           75 State Street
              -------------------------------------------------
                   Boston, MA  02109
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13F File Number:  28-          6054
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:              Janet L. Hennessy
              -------------------------------------------------
Title:             Vice President and Treasurer
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Phone:             (617) 951-9447
              -------------------------------------------------

Signature, Place, and Date of Signing:

/s/Janet L. Hennessy                     Boston, MA             July 27, 2005
-----------------------------            ----------             --------------
        [Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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         FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       None
                                               --------------------------

Form 13F Information Table Entry Total:                   8
                                               --------------------------

Form 13F Information Table Value Total:            $     352,670
                                               -------------------------
                                                      (thousands)
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                          FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
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                                                        VALUE     SHRS OR    SH/ PUT    INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT    PRN CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
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
ANADYS PHARMACEUTICALS, INC    COMMON    03252Q-40-8      3,431      374,584                SOLE                 374,584
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ASPEN TECHNOLGY, INC           COMMON    045327-10-3    156,156   30,030,000                SOLE              30,030,000
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EVOLVING SYSTEMS INC           COMMON    30049R-10-0      3,800    1,324,131                SOLE               1,324,131
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EXELIXIS                       COMMON    30161Q-10-4      6,489      873,304                SOLE                 873,304
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GFI GROUP, INC                 COMMON    361652-20-9    107,372    3,016,074                SOLE               3,016,074
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KIRKLAND'S INC                 COMMON    497498-10-5     58,902    6,306,407                SOLE               6,306,407
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MTI TECHNOLOGY, CORP           COMMON    553903-10-5      9,352    4,156,512                SOLE               4,156,512
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STEREOTAXIS, INC               COMMON    85916J-10-2      7,168      894,924                SOLE                 894,924
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                                                        352,670